Supplemental cash flow information	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
Supplemental cash flow information
Note 26 - Supplemental cash flow information
The Group's non-cash investing and financing activities were as follows:

	For the year ended December 31,
Non-cash investing and financing activities	2024	2023	2022
Purchases of property, plant and equipment in trade payables	114,486	96,011	79,623
Purchases of intangible assets in trade payables - related parties and accrued expenses - related parties	140,007	129,019	74,781
Initial recognition of ROU assets and lease liabilities	70,078	54,569	43,514
Initial recognition of investment in associates	9,608	29,400	—
Prepaid assets and warrant liabilities assumed upon closing of the merger with GGI	—	—	57,040
Issuance of Earn-out rights upon closing of the merger with GGI	—	—	1,500,638
Changes in the Group's current and non-current liabilities arising from financing activities were as follows:

	Liabilities to credit institutions	Convertible liabilities	Other financing liabilities	Earn-out and Class C Shares liabilities	Lease liabilities	Total
Balance as of January 1, 2023	1,329,716	—	17,132	626,570	96,832	2,070,250
of which outstanding principal	1,327,102	—	17,132	—	—	1,344,234
of which accrued interest	2,614	—	—	—	—	2,614
Changes from financing cash flows
Proceeds from short-term borrowings	3,177,038	—	96,850	—	—	3,273,888
Proceeds from long-term borrowings	—	1,250,000	131,738	—	—	1,381,738
Repayments of borrowings	(2,482,674)	—	(70,334)	—	—	(2,553,008)
Repayments of lease liabilities	—	—	—	—	(21,916)	(21,916)
Total changes from financing cash flows	$694,364	$1,250,000	$158,254	$—	$(21,916)	$2,080,702
Changes from other items
Initial recognition of lease liabilities	—	—	—	—	54,569	54,569
Cancellation of lease liabilities	—	—	—	—	(2,829)	(2,829)
Interest expense	111,949	60,325	2	—	5,008	177,284
Interest paid	(104,762)	(42,620)	(2)	—	(5,008)	(152,392)
Total changes from other items	$7,187	$17,705	$—	$—	$51,740	$76,632
Changes from effects of foreign exchange rates	5,488	—	1,228	—	592	7,308
Changes from effects of fair value measurement	—	7,553	—	(465,168)	—	(457,615)
Changes from interest on fair value measurement	—	(359)	—	—	—	(359)
Balance as of December 31, 2023	$2,036,755	$1,274,899	$176,614	$161,402	$127,248	$3,776,918
of which outstanding principal	2,026,665	1,257,194	176,614	—	—	3,460,473
of which accrued interest	10,090	17,705	—	—	—	27,795

Balance as of January 1, 2024	$2,036,755	$1,274,899	$176,614	$161,402	$127,248	$3,776,918
Changes from financing cash flows
Proceeds from short-term borrowings	3,273,142	—	138,121	—	—	3,411,263
Proceeds from long-term borrowings	938,474	—	—	—	—	938,474
Repayments of borrowings	(2,755,562)	—	(134,337)	—	—	(2,889,899)
Repayments of lease liabilities	—	—	—	—	(35,646)	(35,646)
Total changes from financing cash flows	$1,456,054	$—	$3,784	$—	$(35,646)	$1,424,192
Changes from other items
Initial recognition of lease liabilities	—	—	—	—	70,078	70,078
Cancellation of lease liabilities	—	—	—	—	(21,151)	(21,151)
Interest expense[1]	174,480	127,032	6,689	—	7,423	315,624
Interest paid	(165,642)	(104,285)	—	—	(7,423)	(277,350)
Amortization of loan fees	3,086	—	—	—	—	3,086
Total changes from other items	$11,924	$22,747	$6,689	$—	$48,927	$90,287

Changes from effects of foreign exchange rates	(46,461)	—	(4,387)	—	(5,258)	(56,106)
Adjustment for revised cash flow estimate	—	—	(2,478)	—	—	(2,478)
Loss on debt modification	—	2,761	—	—	—	2,761
Changes from effects of fair value measurement	—	—	—	(129,124)	—	(129,124)
Balance as of December 31, 2024	$3,458,272	$1,300,407	$180,222	$32,278	$135,271	$5,106,450
of which outstanding principal	3,439,629	1,257,637	179,853	—	—	4,877,119
of which accrued interest	18,643	42,770	369	—	—	61,782
1 - Other financial liabilities includes the imputed interest expense related to the PS3 Tooling and Equipment financing instrument. The full amount of all repayments of the PS3 Tooling and Equipment financing instrument are presented as 'Repayments of borrowings'.